TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of current and deferred portion of income tax expense

	For the year ended
	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax expenses	1,610	1,364	466	71
Deferred income tax expenses	—	—	—	—
Total income tax expenses	1,610	1,364	466	71

Schedule of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income tax	(15,994)	(274,233)	(37,010)	(5,671)
Income tax computed at the PRC statutory tax rate of 25%	(3,999)	(68,558)	(9,253)	(1,418)
Effect of differing tax rates in different jurisdictions	—	—	1,596	245
Effect of tax rate changes on deferred taxes	—	—	50,950	7,808
Research and development super‑deduction	(9,596)	(8,774)	(12,707)	(1,947)
Shared‑based compensation expenses	—	67,635	19,913	3,051
Non‑deductible expenses	56	554	3,678	564
Effect of PRC preferential tax rates	—	—	(22,458)	(3,442)
Change in valuation allowance	15,148	10,342	(31,269)	(4,792)
Others	1	165	16	2
Income tax expenses	1,610	1,364	466	71

Schedule of components of the Group's deferred tax assets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets
Tax loss carry forward	25,830	6,520	999
Deferred revenue and customer advances	13,001	721	110
Lease liabilities recognized under ASC842	—	1,630	250
Others	62	383	59
Less: valuation allowance	(38,893)	(7,624)	(1,168)
	—	1,630	250
Deferred tax liabilities
ROU recognized under ASC842	—	(1,630)	(250)
	—	(1,630)	(250)
Presentation in the consolidated balance sheets
Deferred tax assets, net	—	—	—
Deferred tax liabilities, net	—	—	—
Net deferred tax assets, net	—	—	—